Financial Instruments and Financial Risk Management - Schedule of Linkage of Monetary Items by Currency (Details) ₪ in Thousands, kr in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SEK (kr)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SEK (kr)	Dec. 31, 2023 ILS (₪)
SEK [Member]
Assets:
Cash and cash equivalents | kr		kr 1,314			kr 2,739
Short term bank deposits | kr
Restricted short term bank deposits | kr
Trade receivables | kr
Other receivables | kr		64			77
TOTAL ASSETS | kr		1,378			2,816
Liabilities:
Current liabilities: | kr
Accounts payable and accruals: | kr
Liabilities:
Current maturities of long-term loans | kr
Current maturities of lease liability | kr
Accounts payable and accruals:
Trade | kr		65			30
Other | kr		149			159
Non-current liabilities:
Long-term loans, net of current maturities | kr
TOTAL LIABILITIES | kr		214			189
Net asset value | kr		kr 1,164			kr 2,627
NIS [Member]
Assets:
Cash and cash equivalents | ₪			₪ 11			₪ 23
Short term bank deposits | ₪
Restricted short term bank deposits | ₪			63			63
Trade receivables | ₪
Other receivables | ₪			10			23
TOTAL ASSETS | ₪			84			109
Liabilities:
Current liabilities: | ₪
Accounts payable and accruals: | ₪
Liabilities:
Current maturities of long-term loans | ₪
Current maturities of lease liability | ₪			98			87
Accounts payable and accruals:
Trade | ₪			5			21
Other | ₪			373			334
Non-current liabilities:
Lease liabilities, net of current maturities | ₪			96
Long-term loans, net of current maturities | ₪
TOTAL LIABILITIES | ₪			572			442
Net asset value | ₪			₪ (488)			₪ (333)
USD [Member]
Assets:
Cash and cash equivalents	$ 6,445			$ 1,278
Short term bank deposits	1,254			4,102
Restricted short term bank deposits
Trade receivables	33			158
Other receivables
TOTAL ASSETS	7,732			5,538
Liabilities:
Current liabilities:
Accounts payable and accruals:
Liabilities:
Current maturities of long-term loans	1,011			974
Current maturities of lease liability
Accounts payable and accruals:
Trade
Other
Non-current liabilities:
Lease liabilities, net of current maturities
Long-term loans, net of current maturities
TOTAL LIABILITIES	1,011			974
Net asset value	6,721			4,564
Other Currencies [Member]
Assets:
Cash and cash equivalents	75			238
Short term bank deposits
Restricted short term bank deposits	157
Trade receivables				44
Other receivables	19			8
TOTAL ASSETS	251			290
Liabilities:
Current liabilities:
Accounts payable and accruals:
Liabilities:
Current maturities of long-term loans	91			78
Current maturities of lease liability
Accounts payable and accruals:
Trade
Other	447			464
Non-current liabilities:
Lease liabilities, net of current maturities
Long-term loans, net of current maturities	47			62
TOTAL LIABILITIES	585			604
Net asset value	$ (334)			$ (314)